Leases - Recognition of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Lease liabilities, Beginning balance	$ 20,744	$ 22,347
Additions / changes in estimates	22,462	5,288
Exchange difference	(6,426)	(365)
Foreign currency translation	(284)	461
Unwinding of discount	2,838	1,453
Lease payments	(7,851)	(7,518)
Lease liabilities, Ending balance	$ 32,051	$ 20,744